Subsequent events	3 Months Ended
Mar. 31, 2014
Subsequent events
8.	Subsequent events

On April 23, 2014 the Company exercised the option to build an additional three 35,000 cubic meter semi-refrigerated ethane capable gas carriers at Jiangnan Shipyard in China at a combined purchase price of $235,200,000. The vessels are scheduled to be delivered in 2016.